SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Estimated useful lives of fixed assets
Estimated Useful Life
Furniture	5 years
Appliances	7 years

Estimated Useful Life
Furniture	5 years
Appliances	7 years

Diluted shares not included in loss per share computation
	Nine Months Ended
	May 31,
Diluted shares not included in basic loss per share computation	2020	2019
Warrants	49,060	—
Convertible notes	101,716	—